RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

6. RELATED PARTY TRANSACTIONS

(a) Revenue – related party

Since May 2017, the Company has entered into a series of contracts with Taoping New Media Co., Ltd. (TNM) and its affiliates for the sale of the Company’s Cloud-Application-Terminal based digital ads display terminals, software and technical services. Taoping New Media was a related party company controlled by Mr. Lin, the Company’s Chairman and Chief Executive Officer, until the Company’s completion of the acquisition on June 9, 2021, after which date the related party transactions were eliminated in the Company’s consolidated financial statements. For the years ended December 31, 2021, 2020 and 2019, revenues from related parties for sales of products were approximately $0.1 million, $0.4 million and $7.4 million, respectively. Accounts receivable from related parties, net of allowance for credit losses, as of December 31, 2021, 2020 and 2019 were approximately $0.4 million, $4.2 million and $12.5 million, respectively. Advances received from related parties were approximately $0.1 million, $0.2 million and $0.1 million as of December 31, 2021, 2020 and 2019, respectively.

(b) Other revenue – related parties

On July 1, 2017, the Company entered into a lease agreement with TNM for leasing the Company’s office space located at 18th Floor, Education and Technology Building, Zhuzilin, Futian District, Shenzhen City which has been renewed on July 1, 2019 and expires on June 30, 2022. Upon completion of the Company’s acquisition of TNM on June 9, 2021, the related party rental income was eliminated in the Company’s consolidated financial statements thereafter. For the years ended December 31, 2021, 2020 and 2019, the Company’s rental income from related party were approximately $27,000, $61,000 and $61,000, respectively. Other revenue generated from related parties also includes system maintenance service provided to Taoping affiliate customers, which was $48,949, $85,289 and $44,621, for the years ended December 31, 2021, 2020 and 2019, respectively.

(c) Accounts payable – related party

iASPEC and Bocom had a balance of $69,585 payable to TNM as of December 31, 2020 for certain consultation service. Before the acquisition of TNM, the balance was fully repaid to TNM in April 2021.

(d) Loan receivable – related party

As of December 31, 2020, the Company recorded a loan receivable of $0.5 million from TNM, which was originally for a nine-month short-term loan without interest and was fully repaid by September 2021. Before the acquisition of TNM, $0.17 million was repaid to the Company. The remaining balance of $0.33 million was eliminated for consolidation purposes as of December 31, 2021.

(e) Amount due to related parties

As of December 31, 2020, the amount due to related party was $0.14 million, which was borrowed from TNM for working capital purpose. Before the acquisition of TNM, the balance was fully repaid to TNM. As of December 31, 2021, the amount due to related parties was $3.15 million, which included a loan of approximately $3,145,000 (RMB20 million) from a related company 100% owned by Mr. Lin for 12-month at the interest of 5.85% per annum, which matures on May 17, 2022.